T. ROWE PRICE QM Global Equity Fund
March 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.3%
Common Stocks 2.3%
Aristocrat Leisure  2,195 60
Australia & New Zealand Banking Group  5,660 116
BHP Group  4,908 189
National Australia Bank  3,751 90
Ramsay Health Care  1,395 67
Rio Tinto  570 51
Sonic Healthcare  2,012 53
Suncorp Group  7,939 66
Total Australia (Cost
$622
)
692
AUSTRIA 0.1%
Common Stocks 0.1%
OMV  744 36
Total Austria (Cost
$27
)
36
BRAZIL 0.7%
Common Stocks 0.4%
Ambev  16,500 54
Petroleo Brasileiro  10,000 74
128
Preferred Stocks 0.3%
Banco Bradesco  15,500 72
72
Total Brazil (Cost
$170
)
200
CANADA 3.1%
Common Stocks 3.1%
Alimentation Couche-Tard  1,800 81
Canadian Tire, Class A  610 92
CGI (1) 2,053 164
Constellation Software  104 178
Loblaw  300 27
National Bank of Canada  1,300 100
Northland Power (2) 1,200 40
Royal Bank of Canada  740 81
Toromont Industries  400 38

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
West Fraser Timber  620 51
WSP Global  823 109
Total Canada (Cost
$776
)
961
CHINA 3.6%
Common Stocks 3.2%
Alibaba Group Holding, ADR (USD) (1) 654 71
CGN Power, Class H (HKD)  107,000 28
China Construction Bank, Class H (HKD)  99,000 74
China Hongqiao Group (HKD)  26,500 35
China Merchants Bank, Class H (HKD)  16,000 125
China Overseas Land & Investment (HKD)  22,500 67
China Resources Gas Group (HKD)  12,000 51
COSCO SHIPPING Holdings, Class H (HKD) (1) 15,000 26
I-Mab, ADR (USD) (1)(2) 300 5
Industrial & Commercial Bank of China, Class H (HKD)  58,000 36
JD.com, Class A (HKD) (1) 190 5
Lenovo Group (HKD)  26,000 28
Li Ning (HKD)  9,000 76
Shandong Weigao Group Medical Polymer, Class H (HKD)  28,000 30
Shenzhou International Group Holdings (HKD)  1,600 21
Sino Biopharmaceutical (HKD)  87,000 54
Tencent Holdings (HKD)  4,000 184
Zhongsheng Group Holdings (HKD)  10,000 70
986
Common Stocks - China A Shares 0.4%
Huayu Automotive Systems, A Shares (CNH)  16,800 52
Sinotrans, A Shares (CNH)  88,700 56
108
Total China (Cost
$1,016
)
1,094
DENMARK 0.1%
Common Stocks 0.1%
Topdanmark  540 30
Total Denmark (Cost
$24
)
30
FINLAND 0.2%
Common Stocks 0.2%
Stora Enso, Class R  2,528 50
Total Finland (Cost
$48
)
50

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
FRANCE 2.6%
Common Stocks 2.6%
Airbus (1) 496 60
BNP Paribas  1,130 65
Capgemini  224 50
Cie Generale des Etablissements Michelin  626 85
Engie  3,139 41
Eurofins Scientific  440 44
L'Oreal  201 80
Sanofi  699 71
Schneider Electric  691 116
Teleperformance  140 53
TotalEnergies (2) 2,907 147
Total France (Cost
$710
)
812
GERMANY 1.4%
Common Stocks 1.1%
adidas  212 50
Allianz  300 72
BASF  600 34
Deutsche Post  879 42
GEA Group  1,080 44
Merck  183 38
Munich Re  135 36
316
Preferred Stocks 0.3%
Sartorius  64 28
Volkswagen  406 70
98
Total Germany (Cost
$450
)
414
HONG KONG 0.3%
Common Stocks 0.3%
AIA Group  8,400 88
Total Hong Kong (Cost
$56
)
88

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
HUNGARY 0.1%
Common Stocks 0.1%
OTP Bank (1) 736 27
Total Hungary (Cost
$35
)
27
INDIA 2.5%
Common Stocks 2.5%
Asian Paints  1,436 58
HCL Technologies  4,104 63
HDFC Bank, ADR (USD)  873 53
ICICI Bank  9,717 93
Infosys  2,005 50
ITC  27,990 92
Larsen & Toubro  2,394 55
Petronet LNG  21,467 55
Power Grid Corp. of India  29,441 84
Tata Steel  2,103 36
Tech Mahindra  2,725 54
Vedanta  7,132 38
Voltas  2,311 38
Total India (Cost
$745
)
769
INDONESIA 0.3%
Common Stocks 0.3%
Astra International  199,500 91
Total Indonesia (Cost
$80
)
91
ISRAEL 0.2%
Common Stocks 0.2%
Mizrahi Tefahot Bank  1,916 75
Total Israel (Cost
$48
)
75
ITALY 0.4%
Common Stocks 0.4%
Enel  9,233 62
EXOR  927 70
Total Italy (Cost
$147
)
132

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
JAPAN 5.3%
Common Stocks 5.3%
AGC  900 36
Asahi Group Holdings  1,200 44
CyberAgent  3,700 46
Dai-ichi Life Holdings  2,700 55
Isuzu Motors  7,600 98
ITOCHU  4,500 152
MINEBEA MITSUMI  2,300 50
Mitsubishi  2,400 90
Murata Manufacturing  600 39
Nexon  1,700 41
Nintendo  200 101
Nippon Steel  1,900 33
Nippon Telegraph & Telephone  3,800 110
Nippon Yusen  500 44
Otsuka Holdings  2,600 90
Panasonic Holdings  4,100 40
Recruit Holdings  1,500 65
Ryohin Keikaku  6,300 73
Seven & i Holdings  2,100 100
SoftBank Group  2,900 130
SUMCO  1,400 23
Suntory Beverage & Food  1,600 61
Suzuki Motor  1,000 34
Welcia Holdings  1,000 25
Yamaha Motor  1,800 40
Total Japan (Cost
$1,597
)
1,620
MEXICO 0.5%
Common Stocks 0.5%
Grupo Mexico, Series B  18,700 111
Orbia Advance  20,000 53
Total Mexico (Cost
$127
)
164
NETHERLANDS 2.0%
Common Stocks 2.0%
Adyen (1) 20 40
ASML Holding (USD)  298 199
Coca-Cola European Partners (USD)  1,100 53

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
ING Groep  4,123 43
Koninklijke Ahold Delhaize  2,310 74
Koninklijke DSM  312 56
Koninklijke Philips  1,001 31
Wolters Kluwer  1,039 111
Total Netherlands (Cost
$472
)
607
NEW ZEALAND 0.3%
Common Stocks 0.3%
Spark New Zealand  29,699 94
Total New Zealand (Cost
$81
)
94
NORWAY 0.8%
Common Stocks 0.8%
Aker BP (2) 1,841 69
DNB Bank  664 15
Equinor  4,523 169
Total Norway (Cost
$165
)
253
PHILIPPINES 0.3%
Common Stocks 0.3%
BDO Unibank  32,260 82
Total Philippines (Cost
$80
)
82
QATAR 0.2%
Common Stocks 0.2%
Commercial Bank  34,147 70
Total Qatar (Cost
$63
)
70
SOUTH AFRICA 0.6%
Common Stocks 0.6%
Anglo American Platinum  204 28
MTN Group  3,185 41
Sasol (1) 1,972 48
Shoprite Holdings  4,502 72
Total South Africa (Cost
$162
)
189

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
SOUTH KOREA 1.4%
Common Stocks 1.4%
Kia  446 27
LG Display  1,879 32
LG Uplus  5,548 64
Samsung Electronics  3,321 190
Samsung Fire & Marine Insurance  436 78
Woori Financial Group  2,784 35
Total South Korea (Cost
$330
)
426
SPAIN 0.2%
Common Stocks 0.2%
Iberdrola  5,318 58
Total Spain (Cost
$61
)
58
SWEDEN 1.5%
Common Stocks 1.5%
Atlas Copco, Class B  1,205 55
Castellum  2,299 57
Electrolux, Class B (2) 2,193 33
Epiroc, Class B  2,255 41
Lundin Energy (2) 2,753 115
Swedbank, Class A (2) 5,418 81
Swedish Match  11,446 86
Total Sweden (Cost
$454
)
468
SWITZERLAND 2.4%
Common Stocks 2.4%
Julius Baer Group  817 47
Lonza Group  96 69
Nestle  1,207 157
Novartis  1,001 88
Partners Group Holding  32 40
Roche Holding  620 245
Sika  280 93
Total Switzerland (Cost
$523
)
739

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 2.0%
Common Stocks 2.0%
Chailease Holding  19,768 174
Evergreen Marine Corp Taiwan  6,000 28
Taiwan Semiconductor Manufacturing  18,000 369
Wan Hai Lines  7,000 38
Total Taiwan (Cost
$268
)
609
TURKEY 0.2%
Common Stocks 0.2%
BIM Birlesik Magazalar  11,987 69
Total Turkey (Cost
$63
)
69
UNITED ARAB EMIRATES 0.2%
Common Stocks 0.2%
Abu Dhabi Commercial Bank  24,795 71
Total United Arab Emirates (Cost
$60
)
71
UNITED KINGDOM 2.8%
Common Stocks 2.8%
3i Group  2,545 46
Ashtead Group  1,922 121
Compass Group  2,395 52
Diageo  1,943 99
Ferguson  277 37
InterContinental Hotels Group  604 41
Lloyds Banking Group  108,917 66
Mondi  3,457 67
Persimmon  1,671 47
Segro  6,168 108
Shell  1,844 51
Tesco  11,356 41
Unilever  1,776 81
Total United Kingdom (Cost
$742
)
857

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
UNITED STATES 59.7%
Common Stocks 59.7%
Abbott Laboratories  1,260 149
AbbVie  2,000 324
Accenture, Class A  727 245
Adobe (1) 353 161
Alexandria Real Estate Equities, REIT  340 68
Allstate  540 75
Alphabet, Class A (1) 375 1,043
Amazon.com (1) 199 649
American Express  376 70
Amgen  937 227
Anthem  178 87
Apple  7,314 1,277
Arch Capital Group (1) 1,250 61
Arrow Electronics (1) 370 44
AutoZone (1) 107 219
AvalonBay Communities, REIT  181 45
Avantor (1) 2,243 76
Bank of America  5,025 207
Bank of New York Mellon  2,500 124
Bath & Body Works  2,400 115
Baxter International  451 35
Becton Dickinson & Company  360 96
Booking Holdings (1) 27 63
Booz Allen Hamilton Holding  242 21
Broadcom  238 150
Cadence Design Systems (1) 400 66
Camden Property Trust, REIT  650 108
Capital One Financial  930 122
CF Industries Holdings  600 62
Charles Schwab  990 83
Charter Communications, Class A (1) 80 44
Chevron  752 122
Chubb  272 58
Cintas  118 50
Cisco Systems  913 51
Citigroup  1,100 59
CMS Energy  1,000 70
Cognizant Technology Solutions, Class A  1,300 117
Comcast, Class A  2,942 138
Constellation Energy  1,366 77
Costco Wholesale  300 173

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
CSX  3,900 146
Cummins  260 53
Danaher  569 167
Darden Restaurants  570 76
Darling Ingredients (1) 680 55
Dell Technologies, Class C (1) 420 21
Devon Energy  3,400 201
Discover Financial Services  550 61
Dollar General  321 71
DTE Energy  460 61
eBay  500 29
Elanco Animal Health (1) 1,850 48
Eli Lilly  720 206
EOG Resources  1,300 155
Equitable Holdings  5,000 155
Equity LifeStyle Properties, REIT  1,180 90
Exelon  1,700 81
Fidelity National Information Services  250 25
Fifth Third Bancorp  700 30
Fiserv (1) 395 40
FleetCor Technologies (1) 326 81
Fortinet (1) 480 164
Global Payments  159 22
Goldman Sachs Group  540 178
Hologic (1) 2,633 202
Home Depot  506 151
Honeywell International  441 86
International Paper  1,300 60
Intuit  249 120
IQVIA Holdings (1) 282 65
Johnson & Johnson  1,213 215
JPMorgan Chase  1,883 257
Keurig Dr Pepper  1,889 72
Kimberly-Clark  426 52
Kinder Morgan  3,200 60
L3Harris Technologies  407 101
Lennar, Class A  249 20
Live Nation Entertainment (1) 150 18
LKQ  1,857 84
Lockheed Martin  108 48
Lowe's  525 106
Marriott International, Class A (1) 624 110
Marsh & McLennan  561 96
Mastercard, Class A  552 197
McDonald's  417 103
McKesson  200 61

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Merck  939 77
Meta Platforms, Class A (1) 1,130 251
Micron Technology  467 36
Microsoft  3,641 1,123
Molina Healthcare (1) 199 66
Mondelez International, Class A  1,851 116
News, Class A  2,100 47
Nucor  430 64
NVIDIA  1,162 317
NVR (1) 10 45
ONEOK  1,000 71
O'Reilly Automotive (1) 140 96
Otis Worldwide  1,917 147
Packaging Corp. of America  475 74
Palo Alto Networks (1) 90 56
Parker-Hannifin  270 77
PepsiCo  794 133
Pfizer  2,113 109
Procter & Gamble  1,241 190
Prologis, REIT  821 133
Prudential Financial  400 47
Public Storage, REIT  120 47
QUALCOMM  1,000 153
Reliance Steel & Aluminum  380 70
Republic Services  742 98
ResMed  400 97
Robert Half International  720 82
Roper Technologies  56 26
Ross Stores  723 65
SBA Communications, REIT  264 91
ServiceNow (1) 130 72
Signature Bank  350 103
SS&C Technologies Holdings  960 72
Synopsys (1) 587 196
T-Mobile U.S. (1) 669 86
Target  450 95
Texas Instruments  680 125
Textron  1,400 104
Thermo Fisher Scientific  317 187
Tyson Foods, Class A  700 63
Union Pacific  748 204
United Parcel Service, Class B  520 112
United Rentals (1) 212 75
UnitedHealth Group  532 271
Visa, Class A  1,014 225
VMware, Class A  925 105

T. ROWE PRICE QM Global Equity Fund

Shares $ Value
(Cost and value in $000s)
Walmart  527 78
Wells Fargo  5,300 257
Welltower, REIT  500 48
West Pharmaceutical Services  160 66
Westrock  1,342 63
Whirlpool  90 16
Zoetis  688 130
Zoom Video Communications, Class A (1) 70 8
Total United States (Cost
$11,231
)
18,296
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 362,417 362
Total Short-Term Investments (Cost $362) 362
SECURITIES LENDING COLLATERAL 1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 0.29% (3)(4) 395,880 396
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 396
Total Securities Lending Collateral (Cost $396) 396
Total Investments in Securities 100.8%
(Cost $22,191) $ 30,901
Other Assets Less Liabilities (0.8)% (256)
Net Assets 100.0% $ 30,645
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Seven-day yield
(4) Affiliated Companies

T. ROWE PRICE QM Global Equity Fund

ADR American Depositary Receipts
CNH Offshore China Renminbi
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
USD U.S. Dollar

T. ROWE PRICE QM Global Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ —++
Totals $ —# $ — $ —+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 1,045  ¤  ¤ $ 758
Total $ 758^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $0 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $758.

T. ROWE PRICE QM Global Equity Fund
Unaudited
Notes to Portfolio of Investments
15
T. Rowe Price QM Global Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE QM Global Equity Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE QM Global Equity Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 18,677 $ 11,296 $ — $ 29,973
Preferred Stocks — 170 — 170
Short-Term Investments 362 — — 362
Securities Lending Collateral 396 — — 396
Total $ 19,435 $ 11,466 $ — $ 30,901

T. ROWE PRICE QM Global Equity Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F203-054Q1 03/22